Marketable Securities (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Total gains (losses) on financial assets at fair value through profit or loss	$ (239,000)	$ (200,000)
Investement in Bravada common shares [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Share price	70	160
Fair value of marketable securities	186,000	425,000
Total gains (losses) on financial assets at fair value through profit or loss	$ 239,000	$ 200,000